PROVISION FOR INCOME TAXES (Detail Textuals)	12 Months Ended
Nov. 30, 2018 USD ($)
Provision For Income Taxes [Line Items]
Net operating losses	$ 32,362
Percentage of cumulative changes in the ownership interest over three-year	50.00%
Tax year 2017
Provision For Income Taxes [Line Items]
Corporate tax rate	34.00%
Tax year 2018
Provision For Income Taxes [Line Items]
Corporate tax rate	21.00%